U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                             Please print or type

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1. Name and address of issuer:
      Keyport Variable Account I
      Keyport Life Insurance Company
      125 High Street
      Boston, MA 02110
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2. Name of each series or class of funds for which this notice is filed:




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3. Investment Company Act File Number: 811-3930


      Securities Act File Number: 2-98384

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4. Last day of fiscal year for which this notice is filed: 12/31/97


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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuers' 24f-2 declaration:

                                                                  [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


                 0
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



                 0
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9. Number and aggregate sale price of securities sold during the fiscal year:




                 $1,809,413.00


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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


                 $1,809,413.00
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):


                 0
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12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2 (from
            Item 10):                                        $ 1,809,413.00
                                                            _________________

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                  +      0
                                                            _________________

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                     - 1,820,817.00
                                                            _________________

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to
            rule 24e-2 (if applicable):                      +      0
                                                            _________________

      (v)   Net aggregate price of securities sold and
            issued during the fiscal year in reliance on
            rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv) (if applicable):                   0
                                                              _______________

      (vi)  Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law
            or regulation (see Instruction C.6):             x .000295
                                                            _________________

      (vii) Fee due [line (i) or line (v) multiplied
            by line (vi)]                                             0
                                                            _________________

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                  [ ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
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                                 SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



     By (Signature and Title)* /s/ James J. Klopper
                                   James J. Klopper, Secretary


      Date   2/26/98
 *Please print the name and title of the signing officer below the signature.




                        Keyport Life Insurance Company
                                125 High Street
                               Boston, MA  02110


                                                   February 26, 1998





John W. Rosensteel, President
Keyport Life Insurance Company
125 High Street
Boston, MA 02110

RE:  OPINION OF COUNSEL - KEYPORT VARIABLE ACCOUNT I

Dear Mr. Rosensteel:

I am serving as counsel in connection with the filing with the Securities and Exchange Commission of Form 24F-2 with respect to fiscal year 1997 of Keyport Variable Account I.

Based on my review of relevant materials, it is my opinion that the securities sold in the fiscal year for which Form 24F-2 is being filed were legally-issued, fully paid and non-assessable.

You may attach this opinion letter, or a copy thereof, to Form 24F-2.

                                                     Sincerely,

                                                    /s/ Elizabeth B. Love

                                                     Elizabeth B. Love, Esq.




opinion.ltr